Offerings - Offering: 1	Feb. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	6,800,000
Proposed Maximum Offering Price per Unit	13.76
Maximum Aggregate Offering Price	$ 93,568,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,921.75
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share, of the Registrant (“Common Stock”) that become issuable under the Extreme Networks, Inc. Amended and Restated 2013 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of the Registrant’s outstanding Common Stock.
(2)
The proposed maximum offering price per share has been estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 23, 2026, which date is within five business days prior to filing this Registration Statement.
(3)
Represents 6,800,000 shares of the Registrant’s Common Stock that are available for issuance pursuant to the Extreme Networks, Inc. Amended and Restated 2013 Equity Incentive Plan.
(4)
The Registrant does not have any fee offsets.